Related Party Balances and Transactions - Schedule of Purchase from Related Parties (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Purchase from related parties		¥ 431,350	¥ 278,873	¥ 53,797
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	429,345	139,406	26,759
Beijing Shiyue Haofeng Media Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	¥ 2,005
Alibaba Cloud Computing Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[2]		74,705	22,534
Hunan Qindao Cultural Spread Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]		61,676
Taobao (China) Software Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties			2,283	2,169
Guangzhou Jianyue Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties			¥ 803
Shanghai Touch Future Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties				¥ 2,335

[1]	The purchases from Hunan Qindao Network Media Technology Co., Ltd., Beijing Shiyue Haofeng Media Co. Ltd. and Hunan Qindao Cultural Spread Ltd. mainly represent the revenue sharing with talent agencies of live video service.
[2]	The sales to related parties represented mobile game revenue generated through those game operating companies.